Segment Information - Pork Segment (Details) $ in Millions	3 Months Ended			12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Mar. 30, 2013 USD ($)	Dec. 31, 2015 segment	Sep. 27, 2014
Segment Information
Number of reportable segments | segment				6
Segment Information
One-time Federal blender's credits recognized as revenue	$ 17	$ 15	$ 11
Pork
Segment Information
Percentage of ownership interest accounted as equity method investment	50.00%			50.00%	50.00%
One-time Federal blender's credits recognized as revenue	$ 17	$ 15	$ 11
Pork | Triumph
Segment Information
Percentage of ownership interest sold					50.00%